CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities
Net income (loss)	$ 9,937	¥ 64,356	¥ (1,082,555)	¥ (910,205)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	$ 7,053	¥ 45,690	¥ 86,599	129,796
Accretion of long-term payable balances				132
Share-based compensation expense	$ 7,737	¥ 50,117	¥ 157,365	76,595
Bad debt provision	6,632	42,960	151,080	128,578
Foreign exchange losses, net	28	183	580	109
Impairment losses	25,063	162,351	292,577	84,246
Deferred income tax	(19,886)	(128,818)	(28,132)	(32,054)
Disposal (gain)/loss from subsidiaries	(53,091)	(343,912)	(7,403)	¥ 249,567
Disposal loss from property and equipment	$ 83	¥ 536	1,347
Loss in extinguishment of debt			143,901
Interest expenses	$ 8,730	¥ 56,549	¥ 121,794
Income on reconsolidation of previously deconsolidated entities	(2,181)	(14,127)
Changes in operating assets and liabilities:
Accounts receivable	(542)	(3,513)	¥ 25,326	¥ (64,086)
Prepaid and other current assets	(2,810)	(18,203)	(64,976)	(56,703)
Amounts due from related parties	144	933	(2,780)	27,334
Other non-current assets	(96)	(625)	10,201	(19,775)
Accounts payable	(297)	(1,925)	393	42,484
Accrued and other liabilities	5,310	34,400	(18,472)	226,869
Income tax payable	1,065	6,902	11,159	6,390
Deferred revenue	1,358	8,800	39,799	12,218
Amounts due to related parties	(428)	(2,773)	1,830	(62,040)
Net cash used in operating activities	(6,191)	(40,119)	¥ (160,367)	¥ (160,544)
Cash flows from investing activities
Purchase of available-for-sale investments	(33,477)	(216,860)
Redemption from available-for-sale investments	17,687	114,570
Purchase of held-to-maturity investments	(81,489)	(527,870)
Maturity and redemption from held-to-maturity investments	58,057	376,080
Deposit for restricted cash	$ 77	¥ 498	¥ 1,792	¥ 1,350
Placement of term deposits			¥ (10,223)
Maturity of term deposits	$ 1,521	¥ 9,850		¥ 26,777
Purchase of property and equipment	(1,175)	(7,612)	¥ (6,453)	(23,201)
Prepayment for leasehold improvement	(658)	(4,265)	(8,127)	(8,521)
Proceeds from disposal of property and equipment	$ 146	¥ 943	¥ 555	1,877
Purchase of intangible assets				(260)
Purchase of subsidiaries (including cash payment in relation to prior acquisitions), net of cash acquired	$ (2,161)	¥ (14,000)		(3,760)
Cash balance of deconsolidated entities			¥ (531)	(3,085)
Proceed from disposal of subsidiaries, net of cash balance at disposed entities	$ 44,595	¥ 288,878	¥ 135,000	39,685
Proceed from transferring financial assets	6,175	40,000		35,000
Net cash provided by investing activities	$ 9,298	¥ 60,212	¥ 112,013	65,862
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of expenses				¥ 62,706
Proceeds from minority shareholder capital injection	$ 25	¥ 163
Proceeds from issuing convertible loan	7,719	50,000	¥ 109,330
Proceeds from short-term borrowings	355	2,300	54,403	¥ 146,541
Repayments of short-term borrowings	$ (6,118)	¥ (39,633)	¥ (77,000)	(108,111)
Repayments of convertible loan				¥ (18,251)
Proceeds from issuance of shares upon of exercise of share options			¥ 270
Net cash provided by financing activities	$ 1,981	¥ 12,830	87,003	¥ 82,885
Changes in cash and cash equivalents included in assets held for sale	5,562	36,063	42,270	(7,213)
Effects of exchange rate changes on cash and cash equivalents	(458)	(2,968)	404	(109)
Net change in cash and cash equivalents	10,192	66,018	81,323	(19,119)
Cash and cash equivalents at beginning of year	27,831	180,285	98,962	118,081
Cash and cash equivalents at end of year	38,023	246,303	180,285	98,962
Supplemental disclosure of cash flow information
Income tax paid	(256)	(1,659)	(2,379)	(3,405)
Interest paid	(2,210)	(14,316)	(11,864)	¥ (8,838)
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible loan to ordinary shares and waiver of related accrued interest expenses	$ 10,829	¥ 70,146	226,298
Shares surrendered by SummitView			67,309
Receipt of convertible loan by settlement of debt			80,000
Purchase of property and equipment financed by accounts payable and other payables			13,037	¥ 16,806
Waiver of payables in connection with disposal of subsidiaries			¥ 4,483
Waiver of receivables in connection with disposal of subsidiaries	$ 2,809	¥ 18,195
Outstanding receivables in connection with disposal of subsidiaries			¥ 70,000	¥ 110,000
Consideration receivables from SummitView				¥ 67,066